Income Taxes - Tax Losses Carryforwards and Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax losses carried forward
No expiry date	$ 52,866	$ 42,385
2018		858
2019		4,261
2020		36,188
2021	9	50,494
2022	182	65,195
2024	4,081
2025	34,319
2026	48,328
2027	63,303
2028	111,753
Operating loss carryforwards	314,841	199,381
Deferred tax valuation allowance:
At January 1	31,662	20,145	$ 11,393
Charged to consolidated statements of operations	19,414	11,410	9,886
Utilization of previously unrecognized tax losses	(329)	(387)	(21)
Write-off of expired tax losses		(558)
Others	(105)	(89)	(288)
Exchange differences	(1,621)	1,141	(825)
As at December 31	$ 49,021	$ 31,662	$ 20,145
PRC
Tax losses carried forward
Expiration period	5 years
PRC | HNTEs
Tax losses carried forward
Expiration period	10 years